Unaudited Condensed Consolidated Statements of Comprehensive Income - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Time charter revenue	$ 116,793,645	$ 108,583,615
Commissions (including $1,224,513 and $1,366,387, respectively, to related party)	(3,213,831)	(3,140,655)
Net revenue	113,579,814	105,442,960
Operating expenses / (income)
Voyage expenses	493,855	783,280
Vessel operating expenses (including $215,640 and $247,728, respectively, to related party)	23,732,438	22,508,405
Dry-docking expenses	3,461,428	7,229,311
Vessel depreciation	15,304,021	12,262,011
Related party management fees	3,908,030	3,255,269
Other operating income	(120,000)	0
General and administrative expenses (including $1,125,000 and $1,150,000, respectively, to related party)	3,167,568	2,368,216
Gain on sale of vessel (including $100,000 and $131,500, respectively, to related party)	(10,230,210)	(5,690,794)
Total operating expenses, net	39,717,130	42,715,698
Operating income	73,862,684	62,727,262
Interest and other financing costs	(7,877,401)	(3,854,370)	$ 8
Gain / (loss) on derivative, net	(229,934)	980,707	$ 13
Foreign exchange gain / (loss)	(83,562)	18,317
Interest income	1,104,724	878,816
Other expenses, net	(7,086,173)	(1,976,530)
Net income	$ 66,776,511	$ 60,750,732
Earnings per share, basic (in dollars per share)	$ 9.63	$ 8.77	$ 11
Weighted average number of shares outstanding during the period, basic (in shares)	6,935,298	6,923,331
Earnings per share, diluted (in dollars per share)	$ 9.6	$ 8.71	$ 11
Weighted average number of shares outstanding during the period, diluted (in shares)	6,958,398	6,973,973